Postpetition Current Liabilities (Details) (USD $)	Mar. 31, 2013
Postpetition Liabilities And Allowed claims Shown Below:
Postpetition current liabilities	$ 0
Liabilities deferred pursuant to Chapter 11 proceeding	0
"New" common stock issued upon reorganization	1,000
Total postpetition liabilities and allowed claims.	1,000
Reorganizations values	(1,000)
Excess of liabilities over reorganizations value.	$ 0